As filed with the Securities and Exchange Commission on November 23, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Zac Tackett
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2020 – September 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Semi Annual Report
September 30, 2020
CornerCap
Balanced Fund
CornerCap
Small-Cap Value Fund
CornerCap
Large/Mid-Cap Value Fund

Table of Contents
Manager’s Report to Shareholders 1
CornerCap Balanced Fund 1
CornerCap Small-Cap Value Fund 3
CornerCap Large/Mid-Cap Value Fund 5
Fund Expenses 7
Schedule of Investments 9
CornerCap Balanced Fund 9
CornerCap Small-Cap Value Fund 16
CornerCap Large/Mid-Cap Value Fund 26
Statements of Assets and Liabilities 31
Statements of Operations 32
Statements of Changes in Net Assets 33
Financial Highlights 34
CornerCap Balanced Fund 34
CornerCap Small-Cap Value Fund 35
CornerCap Large/Mid-Cap Value Fund 37
Notes to Financial Statements 38
Additional Information 47

Manager’s Report to Shareholders (Unaudited)
September 30, 2020
Semi Annual Report I September 30, 2020

CornerCap Balanced Fund
Total Return
for the period ended September 30, 2020
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
1 Year 5 Year 10 Year
Since
Inception
(a)
Gross
Expense
Ratio
Expense
Ratio
(b)
CornerCap Balanced Fund
(c)
2.27% 6.07% 6.37% 5.48% 1.21% 1.01
%
Combined 60% Russell 1000 Value,
40% Bloomberg Barclays US
Intermediate Gov /Credit Bond
Index 0.12% 6.27% 7.35% 6.58%
Russell 1000 Value Index
(d)
(5.03)% 7.66% 9.95% 7.27%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index
(e)
6.32% 3.39% 2.91% 4.73%
(a) The Balanced Fund began operations May 24, 1987.
(b) CornerCap Investment Counsel, Inc. (the "Adviser") has entered into a contractual agreement with the
Balanced Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the
Balanced Fund , if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) to not more than 1.00%. To the extent the Balanced Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2021 without the Board of Trustees' approval.
(c) The Balanced Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(d) The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest
U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Manager’s Report to Shareholders (Unaudited)
September 30, 2020

www.cornercapfunds.com
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
Sector Allocation as a Percentage of Total Investments at September 30, 2020 *
* These allocations may not reflect the current or future position of the portfolio.
(e) The Barclays Capital U.S. Intermediate Government/Credit Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-
backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-
denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

Manager’s Report to Shareholders (Unaudited)
September 30, 2020
Semi Annual Report I September 30, 2020

CornerCap Small-Cap Value Fund
Total Return
for the period ended September 30, 2020
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
1 Year 5 Year 10 Year
Since
Inception
(a)
Expense
Ratio
CornerCap Small-Cap Value Fund
-- Investor Shares
(b)
(13.01)% 4.55% 8.71% 8.50% 1.30%
(c)
CornerCap Small-Cap Value Fund
-- Institutional Shares
(b) (d)
(12.79)% 4.85% 8.87% 8.55% 1.00%
Russell 2000 Value Index
(e)
(14.88)% 4.11% 7.09% 9.32%
Russell 2000 Index
(f)
0.39% 8.00% 9.85% 9.10%
(a) The Small-Cap Value Fund’s Investor Shares began operations on September 30, 1992 and the Institutional
Shares began operations on December 29, 2015.
(b) The Small-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(c) The total Annual Fund Operating Expenses (gross) is 1.30%. The Adviser has entered into a contractual agreement with the Small-Cap Value Fund – Investor Shares under which it has agreed to waive fees and reimburse the Small-Cap Value Fund – Investor Shares for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Small-Cap Value Fund – Investor Shares incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to
August 1, 2021 , without the Board of Trustees’ approval.
(d) The Small-Cap Value Fund’s Institutional Shares performance for the 5-year, 10-year and since inception periods are blended average returns which include the returns of the Investor Shares prior to commencement of operations of the Institutional Shares.
(e) The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Manager’s Report to Shareholders (Unaudited)
September 30, 2020

www.cornercapfunds.com
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
Sector Allocation as a Percentage of Total Investments at September 30, 2020*
* These allocations may not reflect the current or future position of the portfolio.
(f) The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the
Russell 3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Manager’s Report to Shareholders (Unaudited)
September 30, 2020
Semi Annual Report I September 30, 2020

CornerCap Large/Mid-Cap Value Fund
Total Return
for the period ended September 30, 2020
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
1 Year 5 Year 10 Year
Since
Inception
(a)
Gross
Expense
Ratio
Expense
Ratio
(b)
CornerCap Large/Mid-Cap Value Fund
(c)
(0.64)% 7.40% 8.09% 3.45% 1.30% 1.00%
Russell 1000 Value Index
(d)
(5.03)% 7.66% 9.95% 6.45%
(a) Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-
Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund maintains the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap
Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which was a private, unregistered fund managed by CornerCap
Investment Counsel, Inc. (the “Adviser”) that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.
(b) The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for
“Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees, and commissions, acquired fund fees and expenses, and extraordinary expenses)that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2021, without the Board of Trustees’ approval.
(c) The Large/Mid-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(d) The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest
U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Manager’s Report to Shareholders (Unaudited)
September 30, 2020

www.cornercapfunds.com
Sector Allocation as a Percentage of Total Investments at September 30, 2020 *
* These allocations may not reflect the current or future position of the portfolio.

Fund Expenses (Unaudited)
September 30, 2020
Semi Annual Report I September 30, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.
Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (Unaudited)
September 30, 2020

www.cornercapfunds.com
The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income
Security Act.
Beginning
Account Value
April 1, 2020
Ending
Account Value
September 30, 2020
Expenses
Paid During
Period
(a)
CornerCap Balanced Fund
Actual $ 1,000.00 $ 1,170.36 $ 5.44
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.05 $ 5.06
CornerCap Small-Cap Value Fund
Investor Shares
Actual $ 1,000.00 $ 1,223.38 $ 7.25
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.55 $ 6.58
Institutional Shares
Actual $ 1,000.00 $ 1,224.97 $ 5.58
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.05 $ 5.06
CornerCap Large/Mid-Cap Value Fund
Actual $ 1,000.00 $ 1,248.68 $ 5.64
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.05 $ 5.06
(a)
These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is  1.00% for CornerCap Balanced Fund, 1.30% for CornerCap Small-Cap Value Fund — Investor Shares, 1.00% for
CornerCap Small-Cap Value Fund — Institutional Shares and 1.00% for CornerCap Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period”  are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
COMMON STOCK (52.9%)
Aerospace & Defense ( 1.1% )
General Dynamics Corp. 457 $ 63,262
Lockheed Martin Corp. 233 89,304
Northrop Grumman Corp. 391 123,357
275,923
Auto Parts & Equipment ( 0.6% )
O'Reilly Automotive, Inc.
(a)
328 151,234
Banks ( 4.6% )
Citigroup, Inc. 2,788 120,191
Citizens Financial Group, Inc. 4,631 117,072
Comerica, Inc. 2,355 90,079
Fifth Third Bancorp 6,255 133,357
Huntington Bancshares, Inc. 14,167 129,911
JPMorgan Chase & Co. 1,265 121,781
KeyCorp 9,500 113,335
Northern Trust Corp. 1,638 127,715
The Bank of New York Mellon Corp. 3,125 107,312
U.S. Bancorp 3,540 126,909
1,187,662
Biotechnology ( 1.7% )
Alexion Pharmaceuticals, Inc.
(a)
1,125 128,734
Amgen, Inc. 341 86,668
Biogen, Inc.
(a)
435 123,401
Gilead Sciences, Inc. 1,807 114,184
452,987
Building Materials ( 2.5% )
Carrier Global Corp. 1,207 36,862
DR Horton, Inc. 1,673 126,529
Johnson Controls International PLC 1,784 72,876
Lennar Corp., Class A 972 79,393
Lowe's Cos., Inc. 849 140,815
Martin Marietta Materials, Inc. 215 50,603
Masco Corp. 2,431 134,021
641,099
Chemicals ( 1.9% )
CF Industries Holdings, Inc. 3,766 115,654
Dow, Inc. 2,926 137,668
Eastman Chemical Co. 1,620 126,555
PPG Industries, Inc. 980 119,638
    499,515

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Commercial Services ( 1.9% )
Automatic Data Processing, Inc. 908 $ 126,657
Booz Allen Hamilton Holding Corp. 1,419 117,749
Cisco Systems, Inc. 3,240 127,623
FleetCor Technologies, Inc.
(a)
487 115,955
487,984
Computers ( 2.1% )
Alphabet, Inc., Class A
(a)
73 106,989
Cognizant Technology Solutions Corp., Class A 1,980 137,451
Fortinet, Inc.
(a)
1,223 144,082
Hewlett Packard Enterprise Co. 9,010 84,424
Leidos Holdings, Inc. 893 79,611
552,557
Diversified Financial Services ( 1.9% )
BlackRock, Inc. 140 78,897
Cboe Global Markets, Inc. 1,354 118,800
Morgan Stanley 1,636 79,101
Synchrony Financial 2,918 76,364
Truist Financial Corp. 3,590 136,599
489,761
Electric ( 2.9% )
Ameren Corp. 1,109 87,700
Avangrid , Inc. 1,588 80,131
Consolidated Edison, Inc. 1,605 124,869
DTE Energy Co. 1,181 135,862
Edison International 2,298 116,830
Sempra Energy 1,079 127,710
The Southern Co. 1,275 69,131
742,233
Electrical Components & Equipment ( 1.1% )
Emerson Electric Co. 2,280 149,500
Micron Technology, Inc.
(a)
2,619 122,988
272,488
Electronics ( 0.5% )
Garmin, Ltd. 1,355 128,535
Energy ( 0.2% )
Atmos Energy Corp. 458 43,780
Entertainment ( 0.0% )
ViacomCBS , Inc., Class B 1 28

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
Food ( 2.2% )
Campbell Soup Co. 929 $ 44,936
General Mills, Inc. 2,122 130,885
The J M Smucker Co. 1,034 119,448
The Kroger Co. 3,938 133,537
Tyson Foods, Inc., Class A 2,530 150,484
579,290
Forest Products & Paper ( 0.5% )
International Paper Co. 3,045 123,444
Healthcare Services ( 3.0% )
Anthem, Inc. 422 113,345
Cardinal Health, Inc. 2,501 117,422
Centene Corp.
(a)
1,023 59,672
Hologic , Inc.
(a)
1,918 127,490
Humana, Inc. 214 88,572
Laboratory Corp. of America Holdings
(a)
416 78,320
UnitedHealth Group, Inc. 142 44,271
Universal Health Services, Inc., Class B 1,395 149,293
778,385
Household Products ( 0.2% )
Kimberly-Clark Corp. 286 42,231
Insurance ( 2.4% )
Aflac, Inc. 3,250 118,138
Fidelity National Financial, Inc. 2,369 74,173
Principal Financial Group, Inc. 3,168 127,575
Prudential Financial, Inc. 1,190 75,589
The Allstate Corp. 869 81,808
The Travelers Cos., Inc. 710 76,815
Unum Group 4,517 76,021
630,119
Machinery - Diversified ( 0.5% )
Dover Corp. 1,208 130,875
Miscellaneous Manufacturing ( 0.9% )
3M Co. 985 157,777
Eaton Corp. PLC 763 77,849
235,626
Oil & Gas ( 2.2% )
Chevron Corp. 1,625 117,000
Concho Resources, Inc. 1,187 52,370
Diamondback Energy, Inc. 3,119 93,944

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Oil & Gas (2.2%) (continued)
EOG Resources, Inc. 2,655 $ 95,421
Kinder Morgan, Inc. 8,936 110,181
Valero Energy Corp. 2,383 103,232
572,148
Pharmaceuticals ( 2.2% )
Bristol-Myers Squibb Co. 2,117 127,634
Eli Lilly and Co. 523 77,415
Johnson & Johnson 931 138,607
Merck & Co., Inc. 1,638 135,872
Pfizer, Inc. 2,180 80,006
559,534
Real Estate Investment Trusts ( 2.6% )
Duke Realty Corp. REIT 1,186 43,763
Equity Residential REIT 1,110 56,976
Essex Property Trust, Inc. REIT 262 52,607
Gaming and Leisure Properties, Inc. REIT 1,841 67,988
Host Hotels & Resorts, Inc. REIT 5,500 59,345
Kilroy Realty Corp. REIT 1,246 64,742
Mid-America Apartment Communities, Inc. REIT 621 72,005
National Retail Properties, Inc. REIT 1,650 56,942
Omega Healthcare Investors, Inc. REIT 2,535 75,898
PS Business Parks, Inc. REIT 550 67,315
WP Carey, Inc. REIT 1,014 66,072
683,653
Retail ( 4.2% )
Altria Group, Inc. 2,997 115,804
Best Buy Co., Inc. 726 80,796
Booking Holdings, Inc.
(a)
47 80,402
Cigna Corp. 824 139,594
Constellation Brands, Inc., Class A 840 159,188
CVS Health Corp. 2,005 117,092
Dollar Tree, Inc.
(a)
1,665 152,081
eBay, Inc. 2,298 119,726
Philip Morris International, Inc. 1,631 122,309
1,086,992
Semiconductors ( 2.7% )
Applied Materials, Inc. 2,564 152,430
Broadcom, Inc. 212 77,236
Fortive Corp. 1,762 134,282
Intel Corp. 2,674 138,459
KLA Corp. 247 47,854
Skyworks Solutions, Inc. 1,012 147,246
    697,507

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
Software ( 3.5% )
Cerner Corp. 1,098 $ 79,374
Citrix Systems, Inc. 954 131,375
Electronic Arts, Inc.
(a)
966 125,976
GoDaddy , Inc., Class A
(a)
1,034 78,553
Oracle Corp. 1,388 82,864
SS&C Technologies Holdings, Inc. 2,385 144,340
Take-Two Interactive Software, Inc.
(a)
744 122,924
VMware, Inc., Class A
(a)
974 139,935
905,341
Telecommunications ( 1.9% )
AT&T, Inc. 4,325 123,306
Comcast Corp., Class A 910 42,097
DISH Network Corp., Class A
(a)
2,583 74,984
Facebook, Inc., Class A
(a)
400 104,760
Verizon Communications, Inc. 2,361 140,456
485,603
Transportation ( 0.9% )
CSX Corp. 2,100 163,107
FedEx Corp. 328 82,499
245,606
TOTAL COMMON STOCK (COST $13,354,708) 13,682,140
Shares Fair Value
EXCHANGE TRADED FUNDS ( 5.1% )
iShares Morningstar Mid-Capital Value ETF 1,299 170,182
iShares Morningstar Small-Capital Value ETF 1,645 174,518
Vanguard S&P Mid-Capital 400 ETF 2,504 314,352
Vanguard S&P Mid-Capital 400 Value ETF 1,478 154,954
Vanguard S&P Small-Capital 600 ETF 2,693 347,774
Vanguard S&P Small-Capital 600 Value ETF 1,618 171,832
TOTAL EXCHANGE TRADED FUNDS (COST $992,721) 1,333,612
Principal
Amount Fair Value
GOVERNMENT BOND ( 5.2% )
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026 $ 3 99,221 461,231
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022 5 71,975 581,384
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024 2 77,953 294,958
TOTAL GOVERNMENT BOND (COST $1,264,536)  1,337,573

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Principal
Amount Fair Value
CORPORATE NON-CONVERTIBLE BONDS ( 32.1% )
Auto Manufacturers ( 2.5% )
Ford Motor Co., 9.22%, 09/15/2021 $ 275,000 $ 292,325
General Motors Financial Co., Inc., 4.00%, 01/15/2025 325,000 347,281
639,606
Banks ( 4.1% )
JPMorgan Chase & Co., 4.25%, 10/15/2020 400,000 400,568
JPMorgan Chase & Co., 3.88%, 09/10/2024 300,000 331,826
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022 300,000 320,230
1,052,624
Biotechnology ( 1.5% )
Celgene Corp., 4.00%, 08/15/2023 360,000 383,339
Diversified Financial Services ( 1.2% )
Fiserv, Inc., 4.75%, 06/15/2021 300,000 308,832
Electronics ( 2.2% )
Arrow Electronics, Inc., 5.13%, 03/01/2021 310,000 315,160
Avnet, Inc., 4.88%, 12/01/2022 250,000 267,854
583,014
Food ( 1.6% )
Ingredion, Inc., 3.20%, 10/01/2026 380,000 419,750
Household Products ( 1.6% )
Whirlpool Corp., 4.00%, 03/01/2024 375,000 411,906
Insurance ( 1.5% )
Humana, Inc., 2.50%, 12/15/2020 395,000 396,651
Oil & Gas ( 1.6% )
Valero Energy Partners LP, 4.38%, 12/15/2026 370,000 414,761
Pharmaceuticals ( 3.9% )
Cardinal Health, Inc., 3.20%, 03/15/2023 320,000 338,549
Express Scripts Holding Co., 3.90%, 02/15/2022 640,000 666,710
1,005,259
Real Estate Investment Trusts ( 1.1% )
Weyerhaeuser Co., 7.13%, 07/15/2023 250,000 291,493
Retail ( 5.4% )
CVS Health Corp., 4.13%, 05/15/2021 300,000 304,412
CVS Health Corp., 2.13%, 06/01/2021 350,000 353,675
Foot Locker, Inc., 8.50%, 01/15/2022 385,000 410,015

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Principal
Amount Fair Value
Retail (5.4%) (continued)
Walgreen Co., 3.10%, 09/15/2022 $ 305,000 $ 319,287
1,387,389
Telecommunications ( 1.2% )
eBay, Inc., 2.60%, 07/15/2022 300,000 309,858
Transportation ( 2.7% )
Delta Air Lines, Inc., 3.80%, 04/19/2023 330,000 319,178
Southwest Airlines Co., 2.65%, 11/05/2020 370,000 370,068
689,246
TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $7,973,529) 8,293,728
Shares Fair Value
INVESTMENT COMPANY ( 2.3% )
Vanguard High-Yield Corporate Fund 101,636 586,437
TOTAL INVESTMENT COMPANY (COST $591,519) 586,437
Shares Fair Value
SHORT-TERM INVESTMENTS ( 2.0% )
Federated Treasury Obligations Money Market Fund, Institutional Shares, 0.01%
(b)
507,006 507,006
TOTAL SHORT-TERM INVESTMENTS (COST $507,006) 507,006
INVESTMENTS, AT VALUE (COST $24,684,019) 99.6% 25,740,496
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.4% 102,440
NET ASSETS 100.0% $ 25,842,936
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Common Abbreviations:
ETF Exchange Traded Fund
LP Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
COMMON STOCK (98.3%)
Aerospace & Defense ( 0.6% )
Aerojet Rocketdyne Holdings, Inc.
(a)
6,646 $ 265,109
Barnes Group, Inc. 13,751 491,461
756,570
Auto Parts & Equipment ( 1.6% )
Allison Transmission Holdings, Inc. 14,547 511,181
Dorman Products, Inc.
(a)
3,961 357,995
Methode Electronics, Inc. 18,260 520,410
Standard Motor Products, Inc. 12,644 564,555
1,954,141
Banks ( 12.5% )
American National Bankshares , Inc. 11,298 236,354
Ameris Bancorp 11,151 254,020
Associated Banc-Corp. 18,980 239,528
BayCom Corp.
(a)
24,085 248,075
Bridge Bancorp, Inc. 25,831 450,234
Civista Bancshares, Inc. 38,143 477,550
CNB Financial Corp. 19,240 286,099
ConnectOne Bancorp, Inc. 38,357 539,683
Customers Bancorp, Inc.
(a)
44,798 501,738
Eagle Bancorp, Inc. 8,310 222,625
Enterprise Financial Services Corp. 16,840 459,227
Farmers National Banc Corp. 23,182 253,147
Financial Institutions, Inc. 30,616 471,486
First Financial Bancorp 18,413 221,048
First Foundation, Inc. 36,302 474,467
First Horizon National Corp. 27,368 258,080
First Internet Bancorp 13,763 202,729
First Mid Bancshares, Inc. 10,649 265,693
FNB Corp. 77,178 523,267
Heartland Financial USA, Inc. 7,460 223,763
Hilltop Holdings, Inc. 24,222 498,489
HomeStreet , Inc. 9,802 252,500
Hope Bancorp, Inc. 34,591 262,373
Horizon Bancorp, Inc./IN 48,234 486,681
Independent Bank Corp. 29,361 369,068
Merchants Bancorp/IN 27,179 535,698
Meta Financial Group, Inc. 16,563 318,341
Metropolitan Bank Holding Corp.
(a)
9,524 266,672
Midland States Bancorp, Inc. 20,635 265,160
MidWestOne Financial Group, Inc. 17,535 313,350
Northrim BanCorp , Inc. 5,143 131,095
PacWest Bancorp 26,090 445,617

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
Banks (12.5%) (continued)
Peapack -Gladstone Financial Corp. 25,082 $ 379,992
Preferred Bank/Los Angeles CA 6,457 207,399
Premier Financial Corp. 16,476 256,614
QCR Holdings, Inc. 18,266 500,671
Republic Bancorp, Inc., Class A 16,234 457,149
The Bancorp, Inc.
(a)
32,936 284,567
The First of Long Island Corp. 17,678 261,811
Valley National Bancorp 50,350 344,897
Walker & Dunlop, Inc. 10,485 555,705
Washington Trust Bancorp, Inc. 7,794 238,964
West BanCorp , Inc. 31,377 497,012
Western Alliance Bancorp. 15,196 480,498
15,419,136
Beverages - Non-alcoholic ( 0.5% )
Coca-Cola Consolidated, Inc. 2,350 565,598
Building Materials ( 7.3% )
ABM Industries, Inc. 13,713 502,719
American Woodmark Corp.
(a)
6,126 481,136
Beazer Homes USA, Inc.
(a)
24,029 317,183
Boise Cascade Co. 11,427 456,166
Caesarstone , Ltd. 48,977 479,975
Gibraltar Industries, Inc.
(a)
8,807 573,688
GMS, Inc.
(a)
22,192 534,827
Griffon Corp. 13,288 259,647
KB Home 9,059 347,775
LSI Industries, Inc. 74,893 505,528
M/I Homes, Inc.
(a)
11,183 514,977
MDU Resources Group, Inc. 24,110 542,475
Meritage Homes Corp.
(a)
5,141 567,515
MYR Group, Inc.
(a)
18,151 674,854
Quanex Building Products Corp. 28,024 516,763
Summit Materials, Inc., Class A
(a)
33,181 548,814
TRI Pointe Group, Inc.
(a)
19,157 347,508
UFP Industries, Inc. 11,640 657,776
Winnebago Industries, Inc. 4,687 242,177
9,071,503
Chemicals ( 2.0% )
Cabot Corp. 13,220 476,316
Koppers Holdings, Inc.
(a)
10,600 221,646
Kraton Corp.
(a)
32,838 585,173

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Chemicals (2.0%) (continued)
Minerals Technologies, Inc. 11,367 $ 580,854
Univar Solutions, Inc.
(a)
32,719 552,297
2,416,286
Commercial Services ( 4.1% )
AMN Healthcare Services, Inc.
(a)
4,358 254,769
Barrett Business Services, Inc. 8,967 470,229
Cross Country Healthcare, Inc.
(a)
54,436 353,290
Heidrick & Struggles International, Inc. 13,314 261,620
Kforce , Inc. 17,346 558,021
Mimecast, Ltd.
(a)
5,648 265,004
National Research Corp., Class A 9,889 486,638
R1 RCM, Inc.
(a)
41,917 718,876
Resources Connection, Inc. 46,048 531,854
The Hackett Group, Inc. 37,183 415,706
TriNet Group, Inc.
(a)
4,119 244,339
Vectrus , Inc.
(a)
13,244 503,272
5,063,618
Computers ( 2.6% )
Box, Inc.
(a)
28,950 502,572
CSG Systems International, Inc. 12,493 511,588
Mitek Systems, Inc.
(a)
42,963 547,349
MTS Systems Corp. 21,399 408,935
NetScout Systems, Inc.
(a)
11,344 247,639
Perspecta , Inc. 21,380 415,841
Science Applications International Corp. 7,404 580,622
3,214,546
Distribution/Wholesale ( 0.4% )
Avient Corp. 20,310 537,403
Diversified Financial Services ( 3.4% )
Artisan Partners Asset Management, Inc., Class A 15,473 603,292
Assured Guaranty, Ltd. 12,339 265,042
Eaton Vance Corp. 12,829 489,426
Evercore , Inc., Class A 8,493 555,952
Federated Hermes, Inc., Class B 22,022 473,693
Interactive Brokers Group, Inc. 10,824 523,124
KAR Auction Services, Inc. 22,602 325,469
PJT Partners, Inc. 11,370 689,136
RE/MAX Holdings, Inc. 7,602 248,813
    4,173,947

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
Education ( 0.4% )
Grand Canyon Education, Inc.
(a)
2,925 $ 233,825
Perdoceo Education Corp.
(a)
22,164 271,287
505,112
Electric ( 1.6% )
Black Hills Corp. 9,599 513,451
NorthWestern Corp. 10,707 520,788
Otter Tail Corp. 13,800 499,146
Portland General Electric Co. 11,704 415,492
1,948,877
Electrical Components & Equipment ( 1.8% )
Atkore International Group, Inc.
(a)
20,191 458,941
Jabil, Inc. 15,010 514,243
Kimball Electronics, Inc.
(a)
18,713 216,322
Rambus, Inc.
(a)
34,640 474,222
Sanmina Corp.
(a)
19,336 523,039
2,186,767
Electronics ( 1.8% )
OSI Systems, Inc.
(a)
7,053 547,383
Plexus Corp.
(a)
7,283 514,398
SYNNEX Corp. 4,775 668,787
Universal Electronics, Inc.
(a)
13,694 516,812
2,247,380
Engineering & Construction ( 1.0% )
EMCOR Group, Inc. 7,573 512,768
Mistras Group, Inc.
(a)
48,770 190,691
Primoris Services Corp. 30,104 543,076
1,246,535
Food ( 1.2% )
Flowers Foods, Inc. 22,539 548,374
Ingredion, Inc. 3,455 261,474
John B Sanfilippo & Son, Inc. 3,297 248,528
TreeHouse Foods, Inc.
(a)
11,000 445,830
1,504,206
Forest Products & Paper ( 0.9% )
Clearwater Paper Corp.
(a)
14,589 553,507
Schweitzer-Mauduit International, Inc. 17,059 518,423
1,071,930
Hand & Machine Tools ( 0.5% )
Regal Beloit Corp. 6,410 601,707

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Health Care ( 0.4% )
HealthStream , Inc.
(a)
23,816 $ 477,987
Healthcare Products ( 0.5% )
Electromed , Inc.
(a)
36,683 381,870
Quidel Corp.
(a)
1,311 287,607
669,477
Healthcare Services ( 4.6% )
Addus HomeCare Corp.
(a)
5,634 532,469
Amphastar Pharmaceuticals, Inc.
(a)
13,092 245,475
Charles River Laboratories International, Inc.
(a)
2,709 613,453
Computer Programs and Systems, Inc. 9,826 271,296
Hanger, Inc.
(a)
30,616 484,345
Phibro Animal Health Corp., Class A 28,356 493,394
Premier, Inc., Class A 16,050 526,922
Select Medical Holdings Corp.
(a)
26,813 558,247
The Ensign Group, Inc. 10,830 617,960
The Providence Service Corp.
(a)
6,675 620,174
United Therapeutics Corp.
(a)
5,011 506,111
Viemed Healthcare, Inc.
(a)
28,970 250,301
5,720,147
Home Furnishings ( 0.6% )
Hooker Furniture Corp. 9,391 242,569
La-Z-Boy, Inc. 17,725 560,642
803,211
Household Products ( 0.3% )
Ennis, Inc. 25,042 436,732
Insurance ( 3.5% )
CNO Financial Group, Inc. 37,463 600,906
Heritage Insurance Holdings, Inc. 42,970 434,856
Mercury General Corp. 6,188 255,998
MGIC Investment Corp. 41,292 365,847
Old Republic International Corp. 33,298 490,813
Primerica, Inc. 4,502 509,356
ProSight Global, Inc.
(a)
28,382 321,852
Stewart Information Services Corp. 12,172 532,282
United Insurance Holdings Corp. 34,491 209,015
Unum Group 33,167 558,201
    4,279,126

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
Machinery - Construction & Mining ( 0.5% )
AGCO Corp. 7,709 $ 572,547
Machinery - Diversified ( 0.8% )
Argan , Inc. 11,515 482,594
Curtiss-Wright Corp. 5,813 542,120
1,024,714
Media ( 1.2% )
Gray Television, Inc.
(a)
36,822 507,039
John Wiley & Sons, Inc., Class A 15,441 489,634
Nexstar Media Group, Inc., Class A 5,310 477,528
1,474,201
Metal Fabricate & Hardware ( 2.9% )
AZZ, Inc. 16,941 578,027
Commercial Metals Co. 27,613 551,708
Insteel Industries, Inc. 14,267 266,793
Kaiser Aluminum Corp. 9,047 484,828
Mueller Industries, Inc. 20,448 553,323
The Timken Co. 10,510 569,852
Worthington Industries, Inc. 13,978 570,023
3,574,554
Miscellaneous Manufactur ( 0.4% )
Vista Outdoor, Inc.
(a)
24,721 498,870
Miscellaneous Manufacturing ( 4.1% )
Acuity Brands, Inc. 5,371 549,722
Carriage Services, Inc. 29,465 657,364
Crane Co. 9,676 485,058
EnPro Industries, Inc. 9,130 515,023
Greif, Inc., Class A 14,950 541,339
Hamilton Beach Brands Holding Co., Class A 12,850 249,933
Ichor Holdings, Ltd.
(a)
15,993 344,969
Powell Industries, Inc. 18,623 449,373
Spectrum Brands Holdings, Inc. 9,708 554,909
Sturm Ruger & Co., Inc. 4,000 244,640
Unifi, Inc.
(a)
40,527 520,367
5,112,697
Office Furnishings ( 1.2% )
Herman Miller, Inc. 16,511 497,972
HNI Corp. 18,445 578,804
Interface, Inc. 60,064 367,591
    1,444,367

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Oil & Gas ( 4.0% )
Berry Corp. 108,270 $ 343,216
Bonanza Creek Energy, Inc.
(a)
28,521 536,195
Cimarex Energy Co. 18,308 445,434
Comstock Resources, Inc.
(a)
92,033 403,105
HollyFrontier Corp. 15,781 311,043
National Fuel Gas Co. 12,714 516,061
New Jersey Resources Corp. 19,109 516,325
South Jersey Industries, Inc. 21,869 421,416
Southwest Gas Holdings, Inc. 7,692 485,365
Spire, Inc. 8,927 474,916
Texas Pacific Land Trust 973 439,368
4,892,444
Pharmaceuticals ( 2.4% )
Emergent BioSolutions , Inc.
(a)
5,775 596,731
Horizon Therapeutics PLC
(a)
7,586 589,280
PRA Health Sciences, Inc.
(a)
5,065 513,794
Prestige Consumer Healthcare, Inc.
(a)
13,546 493,345
Supernus Pharmaceuticals, Inc.
(a)
11,582 241,369
USANA Health Sciences, Inc.
(a)
6,563 483,365
2,917,884
Real Estate Investment Trusts ( 8.2% )
American Assets Trust, Inc. REIT 16,499 397,461
Apple Hospitality REIT, Inc. 45,392 436,217
Armada Hoffler Properties, Inc. REIT 54,229 502,160
Brandywine Realty Trust REIT 47,097 486,983
Brixmor Property Group, Inc. REIT 31,424 367,347
CareTrust REIT, Inc. 26,497 471,514
Community Healthcare Trust, Inc. REIT 7,500 350,700
CoreCivic , Inc. REIT 40,104 320,832
Corporate Office Properties Trust REIT 18,460 437,871
EastGroup Properties, Inc. REIT 2,601 336,387
Empire State Realty Trust, Inc. REIT 34,817 213,080
First Industrial Realty Trust, Inc. REIT 11,411 454,158
Getty Realty Corp. REIT 17,090 444,511
Gladstone Land Corp. REIT 29,842 448,227
Highwoods Properties, Inc. REIT 11,763 394,884
Industrial Logistics Properties Trust REIT 21,925 479,500
McGrath RentCorp 8,087 481,904
National Health Investors, Inc. REIT 7,781 468,961
Physicians Realty Trust REIT 12,961 232,131
PS Business Parks, Inc. REIT 3,577 437,789
Service Properties Trust REIT 47,698 379,199
STAG Industrial, Inc. REIT 14,442 440,337

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
Real Estate Investment Trusts (8.2%) (continued)
The GEO Group, Inc. REIT 46,982 $ 532,776
Urstadt Biddle Properties, Inc., Class A REIT 36,293 333,896
Weingarten Realty Investors REIT 17,300 293,408
10,142,233
Retail ( 3.8% )
AutoNation, Inc.
(a)
9,545 505,217
Beacon Roofing Supply, Inc.
(a)
18,240 566,717
Carter's, Inc. 3,238 280,346
MarineMax , Inc.
(a)
17,600 451,792
OneWater Marine, Inc.
(a)
12,247 250,941
Qurate Retail, Inc., Class A 55,877 401,197
Rent-A-Center, Inc./TX, Class A 20,365 608,710
Rocky Brands, Inc. 10,060 249,790
The ODP Corp. 27,112 527,328
Vector Group, Ltd. 60,465 585,906
World Fuel Services Corp. 15,301 324,228
4,752,172
Savings & Loans ( 2.4% )
Flagstar Bancorp, Inc. 19,128 566,763
Flushing Financial Corp. 22,399 235,638
FS Bancorp, Inc. 14,042 575,722
Investors Bancorp, Inc. 31,401 227,971
Meridian Bancorp, Inc. 25,846 267,506
New York Community Bancorp, Inc. 29,783 246,305
OceanFirst Financial Corp. 18,648 255,291
Provident Financial Services, Inc. 20,315 247,843
Southern Missouri Bancorp, Inc. 12,067 284,540
2,907,579
Schools ( 0.4% )
Adtalem Global Education, Inc.
(a)
8,104 198,872
American Public Education, Inc.
(a)
9,211 259,658
458,530
Semiconductors ( 1.4% )
Amkor Technology, Inc.
(a)
49,345 552,664
Axcelis Technologies, Inc.
(a)
12,442 273,724
FormFactor , Inc.
(a)
16,147 402,545
Ultra Clean Holdings, Inc.
(a)
25,200 540,792
1,769,725
Software ( 3.6% )
Blackbaud , Inc. 8,200 457,806
ChannelAdvisor Corp.
(a)
36,024 521,267

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Software (3.6%) (continued)
Digi International, Inc.
(a)
17,037 $ 266,288
Donnelley Financial Solutions, Inc.
(a)
46,660 623,378
ePlus , Inc.
(a)
6,677 488,756
NeoPhotonics Corp.
(a)
63,180 384,766
Progress Software Corp. 15,017 550,824
Sciplay Corp., Class A
(a)
38,759 628,671
SPS Commerce, Inc.
(a)
7,532 586,517
4,508,273
Technology ( 0.9% )
eGain Corp.
(a)
36,974 523,922
Xerox Holdings Corp. 28,411 533,274
1,057,196
Telecommunications ( 2.8% )
A10 Networks, Inc.
(a)
83,576 532,379
ATN International, Inc. 5,014 251,402
Shenandoah Telecommunications Co. 5,650 251,058
TEGNA, Inc. 48,132 565,551
Telephone and Data Systems, Inc. 24,288 447,871
U.S. Cellular Corp.
(a)
15,005 443,098
Viavi Solutions, Inc.
(a)
42,987 504,237
Zix Corp.
(a)
84,854 495,547
3,491,143
Transportation ( 3.2% )
Air Transport Services Group, Inc.
(a)
20,808 521,448
Costamare , Inc. 89,810 545,147
Diamond S Shipping, Inc.
(a)
72,448 497,718
Fortress Transportation and Infrastructure Investors, LLC 34,222 586,223
Marten Transport, Ltd. 15,431 251,834
Ryder System, Inc. 7,030 296,947
Schneider National, Inc., Class B 20,390 504,245
SkyWest, Inc. 7,690 229,623
Werner Enterprises, Inc. 13,222 555,192
3,988,377
TOTAL COMMON STOCK (COST $126,516,104) 121,459,448
INVESTMENTS, AT VALUE (COST $126,516,104) 98.3% 121,459,448
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 1.7% 2,046,833
NET ASSETS 100.0% $ 123,506,281

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
(a) Non-income producing security.
Common Abbreviations:
LLC Limited Liability Company
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
COMMON STOCK (96.9%)
Aerospace & Defense ( 1.9% )
General Dynamics Corp. 912 $ 126,248
Lockheed Martin Corp. 473 181,292
Northrop Grumman Corp. 355 111,999
419,539
Auto Parts & Equipment ( 1.0% )
O'Reilly Automotive, Inc.
(a)
473 218,091
Banks ( 8.3% )
Citigroup, Inc. 2,847 122,734
Citizens Financial Group, Inc. 4,780 120,838
Comerica, Inc. 4,415 168,874
Fifth Third Bancorp 10,940 233,241
Huntington Bancshares, Inc. 15,056 138,063
JPMorgan Chase & Co. 2,365 227,679
KeyCorp 16,925 201,915
Northern Trust Corp. 2,340 182,450
The Bank of New York Mellon Corp. 4,185 143,713
U.S. Bancorp 6,722 240,984
1,780,491
Biotechnology ( 3.2% )
Alexion Pharmaceuticals, Inc.
(a)
1,269 145,212
Amgen, Inc. 614 156,054
Biogen, Inc.
(a)
502 142,407
Gilead Sciences, Inc. 3,919 247,642
691,315
Building Materials ( 5.3% )
Carrier Global Corp. 2,370 72,380
DR Horton, Inc. 2,088 157,915
Johnson Controls International PLC 5,793 236,644
Lennar Corp., Class A 1,946 158,949
Lowe's Cos., Inc. 1,623 269,191
Martin Marietta Materials, Inc. 438 103,088
Masco Corp. 2,558 141,023
1,139,190
Chemicals ( 2.6% )
CF Industries Holdings, Inc. 4,183 128,460
Dow, Inc. 2,766 130,140
Eastman Chemical Co. 1,732 135,304
PPG Industries, Inc. 1,317 160,779
    554,683

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
Commercial Services ( 3.6% )
Automatic Data Processing, Inc. 1,106 $ 154,276
Booz Allen Hamilton Holding Corp. 2,776 230,352
Cisco Systems, Inc. 3,142 123,763
FleetCor Technologies, Inc.
(a)
1,117 265,958
774,349
Computers ( 3.2% )
Alphabet, Inc., Class A
(a)
83 121,645
Cognizant Technology Solutions Corp., Class A 2,181 151,405
Fortinet, Inc.
(a)
1,079 127,117
Hewlett Packard Enterprise Co. 18,015 168,801
Leidos Holdings, Inc. 1,302 116,073
685,041
Diversified Financial Services ( 3.2% )
BlackRock, Inc. 254 143,142
Cboe Global Markets, Inc. 1,298 113,887
Morgan Stanley 3,409 164,825
Synchrony Financial 4,816 126,035
Truist Financial Corp. 3,570 135,838
683,727
Electric ( 5.9% )
Ameren Corp. 1,782 140,921
Avangrid , Inc. 3,152 159,050
Consolidated Edison, Inc. 1,884 146,575
DTE Energy Co. 2,312 265,973
Edison International 3,792 192,785
Sempra Energy 2,005 237,312
The Southern Co. 2,543 137,881
1,280,497
Electrical Components & Equipment ( 1.5% )
Emerson Electric Co. 2,212 145,041
Micron Technology, Inc.
(a)
3,788 177,884
322,925
Electric-Integrated ( 0.3% )
American Electric Power Co., Inc. 755 61,706
Electronics ( 0.7% )
Garmin, Ltd. 1,513 143,523
Energy ( 0.3% )
Atmos Energy Corp. 748 71,501

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Food ( 4.4% )
Campbell Soup Co. 1,660 $ 80,294
General Mills, Inc. 4,243 261,708
The J M Smucker Co. 1,334 154,104
The Kroger Co. 6,434 218,177
Tyson Foods, Inc., Class A 3,877 230,604
944,887
Forest Products & Paper ( 0.5% )
International Paper Co. 2,937 119,066
Healthcare Services ( 5.5% )
Anthem, Inc. 490 131,609
Cardinal Health, Inc. 5,016 235,501
Centene Corp.
(a)
2,175 126,868
Hologic , Inc.
(a)
1,863 123,834
Humana, Inc. 435 180,042
Laboratory Corp. of America Holdings
(a)
827 155,700
UnitedHealth Group, Inc. 286 89,166
Universal Health Services, Inc., Class B 1,310 140,196
1,182,916
Household Products ( 0.3% )
Kimberly-Clark Corp. 509 75,159
Insurance ( 4.9% )
Aflac, Inc. 3,477 126,389
Fidelity National Financial, Inc. 6,956 217,792
Principal Financial Group, Inc. 3,659 147,348
Prudential Financial, Inc. 1,866 118,528
The Allstate Corp. 1,456 137,068
The Travelers Cos., Inc. 1,322 143,027
Unum Group 9,326 156,957
1,047,109
Machinery - Diversified ( 0.7% )
Dover Corp. 1,330 144,092
Miscellaneous Manufacturing ( 1.9% )
3M Co. 1,616 258,851
Eaton Corp. PLC 1,552 158,350
417,201
Oil & Gas ( 5.0% )
Chevron Corp. 1,671 120,312
Concho Resources, Inc. 2,306 101,741
Diamondback Energy, Inc. 6,296 189,636

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Shares Fair Value
Oil & Gas (5.0%) (continued)
EOG Resources, Inc. 5,851 $ 210,285
Kinder Morgan, Inc. 19,525 240,743
Valero Energy Corp. 4,789 207,459
1,070,176
Pharmaceuticals ( 3.2% )
Bristol-Myers Squibb Co. 2,319 139,813
Eli Lilly and Co. 932 137,955
Johnson & Johnson 857 127,590
Merck & Co., Inc. 1,515 125,669
Pfizer, Inc. 4,065 149,185
680,212
Real Estate Investment Trusts ( 4.4% )
Duke Realty Corp. REIT 2,101 77,527
Equity Residential REIT 2,105 108,050
Essex Property Trust, Inc. REIT 451 90,556
Gaming and Leisure Properties, Inc. REIT 3,396 125,414
Host Hotels & Resorts, Inc. REIT 5,505 59,399
Kilroy Realty Corp. REIT 1,718 89,267
Mid-America Apartment Communities, Inc. REIT 894 103,659
National Retail Properties, Inc. REIT 1,562 53,905
Omega Healthcare Investors, Inc. REIT 3,774 112,993
PS Business Parks, Inc. REIT 540 66,091
WP Carey, Inc. REIT 879 57,276
944,137
Retail ( 8.3% )
Altria Group, Inc. 6,396 247,141
Best Buy Co., Inc. 1,565 174,169
Booking Holdings, Inc.
(a)
108 184,753
Cigna Corp. 1,560 264,280
Constellation Brands, Inc., Class A 1,258 238,404
CVS Health Corp. 2,604 152,074
Dollar Tree, Inc.
(a)
2,988 272,924
eBay, Inc. 2,464 128,374
Philip Morris International, Inc. 1,567 117,509
1,779,628
Semiconductors ( 4.5% )
Applied Materials, Inc. 1,985 118,008
Broadcom, Inc. 207 75,414
Fortive Corp. 2,063 157,221
Intel Corp. 5,736 297,010
KLA Corp. 439 85,052
Skyworks Solutions, Inc. 1,699 247,205
    979,910

Schedule of Investments
September 30, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Software ( 7.1% )
Cerner Corp. 1,679 $ 121,375
Citrix Systems, Inc. 1,916 263,852
Electronic Arts, Inc.
(a)
994 129,628
GoDaddy , Inc., Class A
(a)
2,996 227,606
Oracle Corp. 2,506 149,608
SS&C Technologies Holdings, Inc. 2,082 126,003
Take-Two Interactive Software, Inc.
(a)
1,375 227,177
VMware, Inc., Class A
(a)
1,970 283,030
1,528,279
Telecommunications ( 3.3% )
AT&T, Inc. 8,243 235,008
Comcast Corp., Class A 1,671 77,301
DISH Network Corp., Class A
(a)
4,598 133,480
Facebook, Inc., Class A
(a)
507 132,783
Verizon Communications, Inc. 2,309 137,362
715,934
Transportation ( 1.9% )
CSX Corp. 2,755 213,981
FedEx Corp. 742 186,628
400,609
TOTAL COMMON STOCK (COST $20,856,419) 20,855,893
Shares Fair Value
SHORT-TERM INVESTMENTS ( 2.9% )
Federated Treasury Obligations Money Market Fund, Institutional Shares, 0.01%
(b)
613,933 613,933
TOTAL SHORT-TERM INVESTMENTS (COST $613,933) 613,933
INVESTMENTS, AT VALUE (COST $21,470,352) 99.8% 21,469,826
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.2% 50,016
NET ASSETS 100.0% $ 21,519,842
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Statements of Assets and Liabilities
September 30, 2020 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
CornerCap Balanced
Fund
CornerCap Small-
Cap Value Fund
CornerCap Large/
Mid-Cap Value Fund
ASSETS:
Investments, at value
(Cost $24,684,019, $126,516,104 and $21,470,352, respectively)
$ 25,740,496 $ 121,459,448 $ 21,469,826
Cash
826 1,960,424 1,699
Receivable for fund shares subscribed
– 6,979 –
Dividends and interest receivable
104,475 151,306 47,180
Receivable from adviser
5,291 – 9,811
Total assets
25,851,088 123,578,157 21,528,516
LIABILITIES:
Payable for fund shares redeemed
1,375 – –
Advisory fee payable
– 42,107 –
Other expenses
6,777 29,769 8,674
Total liabilities
8,152 71,876 8,674
Net assets
$ 25,842,936 $ 123,506,281 $ 21,519,842
PRICING OF INVESTOR SHARES (NOTE 2 ):
Net Assets
25,842,936 78,404,391 21,519,842
Shares Outstanding
1,880,366 6,627,936 1,815,268
Net asset value, offering and redemption price per share
$ 13.74 $ 11.83 $ 11.85
PRICING OF INSTITUTIONAL SHARES (NOTE 2 ):
Net Assets
$ – $ 45,101,890 $ –
Shares Outstanding
– 3,798,302 –
Net asset value, offering and redemption price per share
$ – $ 11.87 $ –
NET ASSETS CONSISTS OF:
Paid-in capital
$ 24,094,797 $ 137,036,528 $ 20,845,192
Distributable earnings
1,748,139 (13,530,247) 674,650
Net assets
$ 25,842,936 $ 123,506,281 $ 21,519,842

Statements of Operations
For the Six Months Ended September 30, 2020 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
CornerCap
Balanced Fund
CornerCap
Small-Cap
Value Fund
CornerCap
Large/Mid-Cap
Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $0, $776 and $0)
$ 233,588 $ 1,263,658 $ 406,631
Interest
146,700 – –
Total investment income
380,288 1,263,658 406,631
EXPENSES:
Advisory fees
130,167 519,434 133,585
Operating expenses
Investor Shares
43,388 151,246 59,371
Institutional Shares
– 19,903 –
Total expenses
173,555 690,583 192,956
Less fees waived/reimbursed by investment adviser
(28,926) – (44,528)
Net expenses
144,629 690,583 148,428
Net investment income
235,659 573,075 258,203
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
351,469 (3,157,039) 432,135
Net change in unrealized appreciation on investments
3,944,953 22,895,171 5,844,918
Net gain on investments
4,296,422 19,738,132 6,277,053
Net increase in net assets resulting from operations
$ 4,532,081 $ 20,311,207 $ 6,535,256

Statements of Changes in Net Assets
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
CornerCap Balanced Fund CornerCap Small-Cap Value Fund
CornerCap Large/Mid-Cap Value
Fund
For the Six
Months
Ended
September 30,
2020
(Unaudited)
For the Year
Ended
March 31, 2020
For the Six
Months
Ended
September 30,
2020
(Unaudited)
For the Year
Ended
March 31, 2020
For the Six
Months
Ended
September 30,
2020
(Unaudited)
For the Year
Ended
March 31, 2020
OPERATIONS:
Net investment income
$ 235,659 $ 573,515 $ 573,075 $ 991,332 $ 258,203 $ 545,777
Net realized gain (loss) on
investments
351,469 391,465 (3,157,039) (1,420,985) 432,135 1,040,664
Net change in unrealized
appreciation (depreciation)
of investments
3,944,953 (3,875,498) 22,895,171 (28,956,168) 5,844,918 (7,005,899)
Net increase (decrease) in net
assets resulting from operations
4,532,081 (2,910,518) 20,311,207 (29,385,821) 6,535,256 (5,419,458)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares
– (1,625,892) – (478,081) – (2,160,520)
Institutional Shares
– – – (286,781) – –
Total distributions
– (1,625,892) – (764,862) – (2,160,520)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from
capital share transactions
(see Note 3 )
(4,841,834) (4,178,106) 14,830,516 (881,760) (10,549,712) (2,793,508)
Redemption fees
35 61 2,239 3,936 174 429
Net increase (decrease) from capital
share transactions
(4,841,799) (4,178,045) 14,832,755 (877,824) (10,549,538) (2,793,079)
Total increase (decrease) in net assets
(309,718) (8,714,455) 35,143,962 (31,028,507) (4,014,282) (10,373,057)
NET ASSETS:
Beginning of period
26,152,654 34,867,109 88,362,319 119,390,826 25,534,124 35,907,181
End of period
$ 25,842,936 $ 26,152,654 $ 123,506,281 $ 88,362,319 $ 21,519,842 $ 25,534,124

Financial Highlights
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Six Months
Ended
September
30, 2020
(Unaudited)
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
Year
Ended
March 31,
2016
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 11.74 $ 13.76 $ 14.32 $ 14.08 $ 12.70 $ 14.62
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.11 0.25 0.23 0.20 0.20 0.22
Net realized and unrealized gain (loss) on investments
1.89 (1.52) (0.06) 0.82 1.38 (0.75)
Total Income/(Loss) from Investment Operations
2.00 (1.27) 0.17 1.02 1.58 (0.53)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
– (0.26) (0.23) (0.18) (0.20) (0.09)
Distributions from net realized gain on investments
– (0.49) (0.50) (0.60) – (1.30)
Total Dividends and Distributions to Shareholders
– (0.75) (0.73) (0.78) (0.20) (1.39)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00 0.00
(b)
0.00
Net asset value, end of period
$ 13.74 $ 11.74 $ 13.76 $ 14.32 $ 14.08 $ 12.70
Total Return
17.04%
(c)
(10.14)% 1.54% 7.16% 12.46% (3.32)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 25,843 $ 26,153 $ 34,867 $ 37,730 $ 30,592 $ 25,615
RATIOS TO AVERAGE NET ASSETS:
Net investment income
1.63%
(d)
1.79% 1.66% 1.38% 1.53% 1.61%
Net expenses
1.00%
(d)
1.00% 1.00% 1.00% 1.00% 1.10%
Gross expenses
(e)
1.20%
(d)
1.20% 1.20% 1.20% 1.20% 1.27%
Portfolio turnover rate
22%
(c)
62% 53% 64% 60% 70%
footer
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.005 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Financial Highlights
CornerCap Small-Cap Value Fund - Investor Shares
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Six Months
Ended
September
30, 2020
(Unaudited)
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
Year
Ended
March 31,
2016
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 9.67 $ 13.12 $ 15.27 $ 16.68 $ 14.00 $ 15.55
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.05 0.10 0.08 0.06 0.04 0.05
Net realized and unrealized gain (loss) on investments
2.11 (3.47) (0.38) 0.90 3.38 (0.60)
Total Income/(Loss) from Investment Operations
2.16 (3.37) (0.30) 0.96 3.42 (0.55)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
– (0.08) (0.04) (0.01) (0.03) (0.04)
Distributions from net realized gain on investments
– – (1.81) (2.36) (0.71) (0.96)
Total Dividends and Distributions to Shareholders
– (0.08) (1.85) (2.37) (0.74) (1.00)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of period
$ 11.83 $ 9.67 $ 13.12 $ 15.27 $ 16.68 $ 14.00
Total Return
22.34%
(c)
(25.91)% (0.99)% 5.64% 24.40% (3.29)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 78,404 $ 60,472 $ 85,230 $ 84,789 $ 77,455 $ 76,053
RATIOS TO AVERAGE NET ASSETS:
Net investment income
0.88%
(d)
0.74% 0.55% 0.36% 0.26% 0.38%
Net expenses
1.30%
(d)
1.30% 1.30% 1.30% 1.30% 1.30%
Gross expenses
1.30%
(d)
1.30% 1.30% 1.30% 1.30% 1.45%
(e)
Portfolio turnover rate
55%
(c)
127% 147% 117% 129% 144%
footer
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.005 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Financial Highlights
CornerCap Small-Cap Value Fund - Institutional Shares
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Six Months
Ended
September
30, 2020
(Unaudited)
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
December 29,
2015(a)
Through
March 31,
2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 9.69 $ 13.15 $ 15.30 $ 16.70 $ 14.02 $ 14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(b)
0.07 0.14 0.13 0.11 0.09 0.04
Net realized and unrealized gain (loss) on investments
2.11 (3.48) (0.39) 0.91 3.38 (0.05)
Total Income/(Loss) from Investment Operations
2.18 (3.34) (0.26) 1.02 3.47 (0.01)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
– (0.12) (0.08) (0.06) (0.08) –
Distributions from net realized gain on investments
– – (1.81) (2.36) (0.71) –
Total Dividends and Distributions to Shareholders
– (0.12) (1.89) (2.42) (0.79) –
Paid-in Capital from Redemption Fees
(b)
0.00
(c)
0.00
(c)
0.00
(c)
0.00
(c)
0.00
(c)
0.00
Net asset value, end of period
$ 11.87 $ 9.69 $ 13.15 $ 15.30 $ 16.70 $ 14.02
Total Return
22.50%
(d)
(25.72)% (0.68)% 5.96% 24.74% (0.07)%
(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 45,102 $ 27,890 $ 34,161 $ 37,788 $ 28,523 $ 21,049
RATIOS TO AVERAGE NET ASSETS:
Net investment income
1.21%
(e)
1.05% 0.84% 0.67% 0.57% 1.33%
(e)
Net expenses
1.00%
(e)
1.00% 1.00% 1.00% 1.00% 1.00%
(e)
Gross expenses
1.00%
(e)
1.00% 1.00% 1.00% 1.00% 1.00%
(e)
Portfolio turnover rate
55%
(d)
127% 147% 117% 129% 144%
(d)
footer
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.005 per share.
(d) Not annualized.
(e) Annualized.

Financial Highlights
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2020
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Six Months
Ended
September
30, 2020
(Unaudited)
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
Year
Ended
March 31,
2016
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 9.49 $ 12.30 $ 13.10 $ 12.56 $ 10.80 $ 13.75
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.10 0.20 0.19 0.13 0.13 0.13
Net realized and unrealized gain (loss) on investments
2.26 (2.20) (0.21) 1.39 1.73 (1.07)
Total Income/(Loss) from Investment Operations
2.36 (2.00) (0.02) 1.52 1.86 (0.94)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
– (0.20) (0.15) (0.10) (0.10) (0.11)
Distributions from net realized gain on investments
– (0.61) (0.63) (0.88) – (1.90)
Total Dividends and Distributions to Shareholders
– (0.81) (0.78) (0.98) (0.10) (2.01)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of period
$ 11.85 $ 9.49 $ 12.30 $ 13.10 $ 12.56 $ 10.80
Total Return
24.87%
(c)
(17.97)% 0.32% 12.04% 17.31% (6.29)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 21,520 $ 25,534 $ 35,907 $ 31,547 $ 25,071 $ 13,170
RATIOS TO AVERAGE NET ASSETS:
Net investment income
1.74%
(d)
1.57% 1.45% 1.02% 1.14% 1.07%
Net expenses
1.00%
(d)
1.00% 1.00% 1.00% 1.00% 1.20%
Gross expenses
(e)
1.30%
(d)
1.30% 1.30% 1.30% 1.30% 1.44%
Portfolio turnover rate
38%
(c)
92% 81% 89% 82% 97%
footer
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.005 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Notes to Financial Statements
September 30, 2020 (Unaudited)

www.cornercapfunds.com
1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund,
CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap
Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor
Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. The
CornerCap Small‐Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities. The CornerCap Large/Mid‐Cap Value Fund’s investment objective is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ
National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐
party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐
supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

Notes to Financial Statements
September 30, 2020 (Unaudited)
Semi Annual Report I September 30, 2020

by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or
3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of
1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended September 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds file
U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

Notes to Financial Statements
September 30, 2020 (Unaudited)

www.cornercapfunds.com
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Funds’ investments as of September 30,
2020:

Notes to Financial Statements
September 30, 2020 (Unaudited)
Semi Annual Report I September 30, 2020

For the period ended September 30, 2020 , the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs
(Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period .
3. SHARES OF BENEFICIAL INTEREST
On September 30, 2020 , there was an unlimited number of no par-value shares of beneficial interest authorized for each
Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund.
The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.
Transactions in shares of beneficial interest were as follows:
CornerCap Balanced Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 13,682,140 $ – $ – $ 13,682,140
Exchange Traded Funds 1,333,612 – – 1,333,612
Government Bond – 1,337,573 – 1,337,573
Corporate Non-Convertible Bonds – 8,293,728 – 8,293,728
Investment Company 586,437 – – 586,437
Short-Term Investments 507,006 – – 507,006
Total $ 16,109,195 $ 9,631,301 $ – $ 25,740,496
CornerCap Small-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 121,459,448 $ – $ – $ 121,459,448
Total $ 121,459,448 $ – $ – $ 121,459,448
CornerCap Large/Mid-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 20,855,893 $ – $ – $ 20,855,893
Short-Term Investments 613,933 – – 613,933
Total $ 21,469,826 $ – $ – $ 21,469,826
* See Schedule of Investments for industry classification

Notes to Financial Statements
September 30, 2020 (Unaudited)

www.cornercapfunds.com
4. FEDERAL TAX INFORMATION
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the
Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2020 and March 31, 2019 were as follows:
CornerCap Balanced Fund:
Six Months Ended September 30, 2020 Year Ended March 31, 2020
Shares Amount Shares Amount
Shares Sold
141,791 $ 1,920,423 116,206 $ 1,602,142
Shares Issued in Reinvestment of Dividends
– – 113,784 1,625,291
Total
141,791 1,920,423 229,990 3,227,433
Less Shares Redeemed
(489,991) (6,762,257) (534,861) (7,405,539)
Net decrease
(348,200) $ (4,841,834) (304,871) $ (4,178,106)
CornerCap Small-Cap Value Fund:
Six Months Ended September 30, 2020 Year Ended March 31, 2020
Shares Amount Shares Amount
Shares Sold
Investor Shares
931,658 10,023,334 924,996 11,825,875
Institutional Shares
1,114,076 13,175,670 766,322 8,927,442
Shares Issued in Reinvestment of Dividends
Investor Shares
– – 32,788 478,045
Institutional Shares
– – 18,955 276,746
Total
2,045,734 23,199,004 1,743,061 21,508,108
Less Shares Redeemed
Investor Shares
(556,260) (6,362,377) (1,199,978) (16,045,580)
Institutional Shares
(192,998) (2,006,111) (506,070) (6,344,288)
Net increase (decrease)
1,296,476 $ 14,830,516 37,013 $ (881,760)
CornerCap Large/Mid-Cap Value Fund:
Six Months Ended September 30, 2020 Year Ended March 31, 2020
Shares Amount Shares Amount
Shares Sold
267,648 $ 3,008,124 358,636 $ 4,191,368
Shares Issued in Reinvestment of Dividends
– – 166,196 2,160,520
Total
267,648 3,008,124 524,832 6,351,888
Less Shares Redeemed
(1,141,872) (13,557,836) (754,429) (9,145,396)
Net decrease
(874,224) $ (10,549,712) (229,597) $ (2,793,508)

Notes to Financial Statements
September 30, 2020 (Unaudited)
Semi Annual Report I September 30, 2020

Equalization debits not included in the distribution for the CornerCap Small-Cap Value Fund were as follows:
For the year ended March 31, 2020 , each Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of distribution in excess of earnings.
As of March 31, 2020 , the components of distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnerships, real estate investment trust investments and return of capital on equity securities.
CornerCap Balanced Fund
Distributions Paid From: 2020 2019
Ordinary Income $ 905,549 $ 8 50,014
Long-term capital gains 720,343 932,561
Total $ 1,625,892 $ 1,782,575
CornerCap Small-Cap Value Fund
Distributions Paid From: 2020 2019
Ordinary Income $ 764,862 $ 5,822,961
Long-term capital gains – 8 ,094,271
Total $ 764,862 $ 13,917,232
CornerCap Large/Mid-Cap Value Fund
Distributions Paid From: 2020 2019
Ordinary Income $ 1,102,197 $ 1,056,093
Long-term capital gains 1,058,323 1,013,218
Total $ 2,160,520 $ 2,069,311
Ordinary
Income
Long-Term
Capital Gain Total
2019 $ – $ 195,240 $ 195,240
Distributable Earnings Paid-in-Capital
CornerCap Small-Cap Value Fund $ 76,938 $ (76,938)
CornerCap
Balanced Fund
CornerCap
Small-Cap
Value Fund
CornerCap
Large/Mid-Cap
Value Fund
Undistributed ordinary income $ 356,039 $ – $ 118,444
Capital and other losses (272,183) (6,054,340) (109,213)
Net unrealized depreciation on investments (2,867,798) (27,787,114) (5,869,837)
Total $ (2,783,942) $ (33,841,454) $ (5,860,606)

Notes to Financial Statements
September 30, 2020 (Unaudited)

www.cornercapfunds.com
As of March 31, 2020 , CornerCapSmall-Cap Value Fund had $6,054,340 in short-term capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments. The capital loss carryforwards have no expiration date.
For tax purposes, the prior year post-October loss deferrals were $272,183 and $109,213 (realized during the period
November 1, 2019 through March 31, 2020) for CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund,
respectively. These losses were recognized for tax purposes on the first business day of the Funds’ current fiscal year, April
1, 2020.
The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of September 30, 2020 , were as follows:
5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS
A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from the Fund, computed daily and payable monthly, at an annual rate of
0.90% of the Fund’s average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the
Fund’s investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, each Fund and the Adviser have entered into an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40%
of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund – Investor Shares,
CornerCap Small-Cap Value Fund – Institutional Shares and CornerCap Large/Mid‐Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total
Annual Fund Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
CornerCap
Balanced Fund
CornerCap
Small-Cap
Value Fund
CornerCap
Large/Mid-Cap
Value Fund
Gross Unrealized Appreciation $ 2,229,776 $ 10,282,916 $ 2,053,431
Gross Unrealized Depreciation (1,173,299) (15,339,572) (2,053,957)
Net Unrealized Appreciation (Depreciation) $ 1,056,477 $ (5,056,656) $ (526)
Cost of investments for income tax purposes $ 24,684,019 $ 126,516,104 $ 21,470,352

Notes to Financial Statements
September 30, 2020 (Unaudited)
Semi Annual Report I September 30, 2020

The contractual agreements cannot be terminated prior to August 1, 2021, without the Board of Trustees’ approval. For the period ended September 30, 2020, the Adviser waived fees and reimbursed expenses for the CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund of $28,926 and $44,528, respectively. These fees are not subject to recoupment by the Adviser.
B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements:
1) Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an
Apex services agreement, the Adviser pays Apex customary fees for its services from the Operating Services Fee it receives from the Funds. Apex also provides certain shareholder report production, and EDGAR conversion and filing services;
2) Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Apex or their affiliates.
In addition, the Adviser pays all other operating expenses of each Fund, as outlined in the Operating Services Agreement.
Certain trustees and officers of the Funds are also directors and officers of the Adviser.
6. PURCHASES AND SALES OF SECURITIES
Investment transactions for the period ended September 30, 2020 , excluding U.S. Government and Agency securities and short-term investments, were as follows:
Fund Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund 1.00%
CornerCap Small-Cap Value Fund – Investor Shares 1.30%
CornerCap Large/Mid-Cap Value Fund 1.00%
Purchases Sales
CornerCap Balanced Fund $ 5,911,843 $ 10,252,214
CornerCap Small-Cap Value Fund 79,000,681 61,252,129
CornerCap Large/Mid-Cap Value Fund 10,814,836 21,005,406

Notes to Financial Statements
September 30, 2020 (Unaudited)

www.cornercapfunds.com
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September
30, 2020 , Charles Schwab & Co. held approximately 58.21%, 67.36% and 65.52% of the CornerCap Balanced Fund,
CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively and TD Ameritrade, Inc. held approximately 25.68% of the CorneCap Large/Mid-Cap Value Fund. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
9. SUBSEQUENT EVENTS
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Funds’ assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Additional Information
September 30, 2020 (Unaudited)
Semi Annual Report I September 30, 2020

PROXY VOTING POLICY
A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 or on the Securities and Exchange
Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC’s website at http://www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N‐PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference
Room may be obtained by calling 1‐800‐SEC‐0330.
COMPENSATION OF TRUSTEES
No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. Each Independent Trustee receives an annual retainer of $8,000, $5,000 for each regular meeting or special in-person meeting of the Trustees, and $2,000 for each special meeting attended by telephone;
members of the Audit Committee are paid $1,600 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,200 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and
Audit Committee compensation is paid by the Adviser.
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS
The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the “Board”), including all of the
Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements with the Adviser (the “Agreements”) and consider whether or not to re-approve them for an additional year. At its meeting on May 14, 2020, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds’ Agreements. Andrew B. Sachs, of Kilpatrick Townsend & Stockton LLP and
Counsel to the Funds, directed the Board to a memorandum prepared by Counsel that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Agreements. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreements. Thomas E. Quinn, Chief Executive Officer of the Adviser, then reviewed with the Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the
Adviser and its business (the “Memorandum”). In deciding on whether to approve the continuation of the Agreements, the Board considered numerous factors, including:
(i) The Nature, Extent and Quality of the Services Provided by the Adviser. In this regard, the Board considered the responsibilities CornerCap would have under each of the Advisory Agreements. The Board reviewed the operating and

Additional Information
September 30, 2020 (Unaudited)

www.cornercapfunds.com
investment advisory services provided by CornerCap to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, its efforts to promote the Funds and assist in their distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum, the
Board concluded that the nature, extent and quality of the services provided by CornerCap were satisfactory and adequate for each of the Funds.
(ii) The Investment Performance of the Funds and the Adviser. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of CornerCap’s management of the Funds with the Funds’ investment objectives and policies.
Specifically, the Board observed that the CornerCap Small-Cap Value Fund outperformed its primary benchmark index over the one-, three-, five-, and 10-year periods ended March 31, 2020. The Board also observed that the Fund outperformed relative to its peer group over the quarter ended March 31, 2020, as well as for the one-, three-, five-, and 10-year periods ended March 31, 2020, and placed in the first quartile for small capitalization value funds. The Board observed further that, based on the information set forth in the Board Materials, the Fund’s advisory fee rate and total expense ratio were each higher than the median of the Fund’s peers. The Board noted the Fund had a five-star Morningstar rating as of March
31, 2020.
The Board observed that the CornerCap Large/Mid Cap Value Fund narrowly underperformed its primary benchmark index over the one-, three-, five-, and 10-year periods ended March 31, 2020. The Board also observed that the Fund underperformed the median of its peer group over the quarter ended March 31, 2020, as well as for the one-, three-, five-, and 10-year periods ended March 31, 2020, and placed in the third quartile for large capitalization value funds.
The Board observed further that, based on the information set forth in the Board Materials, the Fund’s advisory fee rate and total expense ratio were each higher than the median of the Fund’s peers. The Board noted the Fund had a two-star
Morningstar rating as of March 31, 2020. The Board also noted the Adviser’s representation that the peer funds provided by Morningstar were not necessarily the most optimal comparison for the Fund due to differences in the assets of the
Fund relative to the larger peers.
Lastly, the Board observed that the CornerCap Balanced Fund underperformed its primary benchmark index over the one-, three-, five-, and 10-year periods ended March 31, 2020. The Board also observed that the Fund underperformed relative to its peer group over the quarter ended March 31, 2020, as well as for the one-, three-, five-, and 10-year periods ended March 31, 2020, and placed in the fourth quartile for funds with an equity allocation between 50-70% of assets.
The Board observed further that, based on the information set forth in the Board Materials, the Fund’s advisory fee rate and total expense ratio were each higher than the median of the Fund’s peers. The Board noted the Fund had a two-star
Morningstar rating as of March 31, 2020. The Board also noted the Adviser’s representation that the peer funds provided by Morningstar were not necessarily the most optimal comparison for the Fund due to the differences in the assets of the
Fund relative to the larger peers and due to the differences in the types of equity securities held in the equity-portion of the funds’ respective portfolios.

Additional Information
September 30, 2020 (Unaudited)
Semi Annual Report I September 30, 2020

After reviewing the Funds’ short-term and long-term investment performance, CornerCap’s experience managing the
Funds, CornerCap’s historical investment performance and other factors, the Board concluded that the investment performance of each Fund and CornerCap was reasonable in light of all factors considered.
(iii) The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the
Relationship with the Funds. In this regard, the Board considered CornerCap’s staffing, personnel and management of the Funds; CornerCap’s compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Funds and CornerCap by the principals of CornerCap; the asset levels of the Funds; and the overall fees and expenses of the Funds, including each Fund’s advisory fee. The Board also considered CornerCap’s past and future expected profitability with respect to the Funds. The Board then reviewed the fees and expenses of each Fund and compared them to other funds similar in terms of the type of fund, the style of investment management, the size of the fund and the nature of the fund’s investment strategy, among other factors. Specifically, the Board determined that each
Fund’s net expense ratio and advisory fee was higher than the median of their respective Morningstar peer groups. The
Board also considered fees charged by CornerCap to its other clients, noting that these fees are typically lower than the fees charged to the Funds; however, the Board also recognized the additional regulatory, operating and other services provided to the Funds by CornerCap. The Board also considered that in 2016 CornerCap lowered its operating service fees for the CornerCap Small-Cap Value Fund and the CornerCap Large/Mid-Cap Value Fund and lowered the expense caps for the CornerCap Balanced Fund and the CornerCap Large/Mid-Cap Value Fund, as CornerCap continued to limit certain Fund operating expenses through an expense limitation agreement. Following these comparisons and considerations and upon further discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by each Fund under the
Advisory Agreements are appropriate and within the range of what would have been negotiated at arm’s length.
(iv) The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels
Reflect These Economies of Scale for the Benefit of the Funds’ Investors. Following discussion of the Funds’ asset levels, expectations for growth, levels of fees, past adjustments to fees and expense limitation agreements, and the Adviser’s continuing commitment to competitive fees, the Board determined that each Fund’s fee arrangement provided appropriate opportunities for savings and protection for shareholders given the Funds’ current asset levels.other benefits received by
CornerCap from management of the Funds, such as soft dollar credits in connection with some portfolio transactions for the Funds, and CornerCap’s ability to place accounts in the Funds that are too small for CornerCap’s separate account services. The Board also considered that publicity of the Funds may benefit the Adviser’s other business lines.
(v) Ancillary Benefits to the Adviser. The Board considered other benefits received by CornerCap from management of the Funds, such as soft dollar credits in connection with some portfolio transactions for the Funds, and CornerCap’s ability to place accounts in the Funds that are too small for CornerCap’s separate account services. The Board also considered that publicity of the Funds may benefit the Adviser’s other business lines.
After full consideration of the above factors as well as other factors, the Board unanimously approved the continuance and renewal of each of the Agreements.

Additional Information
September 30, 2020 (Unaudited)

www.cornercapfunds.com
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on August 13, 2020.
The Program Administrator’s report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii)
the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments;
(v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the
Funds were noted in the report.
TRUSTEES AND OFFICERS
The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below.
Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional
Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-
813-8637.

Additional Information
September 30, 2020 (Unaudited)
Semi Annual Report I September 30, 2020

INTERESTED TRUSTEES
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Thomas E. Quinn
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1945
Trustee, Chairman of the
Board, President, Chief
Financial Officer, and
Treasurer
since 1992
3 Chief Financial Officer, CornerCap
Investment Counsel (since 1989);Chief
Executive Officer, CornerCap Investment
Counsel (1989-2020); Vice-Chairman,
Church Investment Group (non-profit)
(2013-present).
None
INDEPENDENT TRUSTEES
Name, Address* and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard L. Boger
Born: 1946
Trustee
since 1992
3 President & CEO, Lex-Tek International,
Inc. (a financial services and software
consulting company), (1991-present);
Managing Trustee, Boger-Owen FNDN
(2012-present); Business Manager,
Owen Holdings, LLLP (2003-2013);
Heathland Holdings, LLP, and General
Partner, Shawnee Meadow Holdings,
LLLP (real estate and related companies)
(2004-present).
Director, Gray Television, Inc.
since 1991.
Laurin M. McSwain
Born: 1951
Trustee
since 1994
3 Attorney, Lefkoff, Duncan, Grimes,
McSwain & Hass, (2003-present).
None
Leslie W. Gates
Born: 1955
Trustee
since 2006
3 Retired, 2005. Partner, Williams Benator
& Libby, LLP (CPA firm) (1989-2004).
None
G. Harry Durity
Born: 1946
Trustee
1992-2004, since 2010
3 Senior Advisor, Consultant, New
Mountain Capital, LLC (asset management
company) (2005-present); Director,
Overland Solutions, Inc. (audit services)
(2009-2014); Director, Alexander
Mann Solutions (Private company)
(2014-present).
Former Director, National
Medical Health Card; Former
Director, WebSite Pros, Inc.
*All Independent Trustees can be contacted via the Funds at:
P.O. Box 588, Portland, ME 04112.

Additional Information
September 30, 2020 (Unaudited)

www.cornercapfunds.com
OFFICERS
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard T. Bean
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1962
Vice President of the Funds
since 1996
N/A Portfolio Manager (since 1996) and
Chief Investment Officer (since 2020),
CornerCap Investment Counsel.
N/A
John A. Hackney
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1966
Chief Compliance Officer since
2004 and Secretary of the
Funds since 1999
N/A Chief Executive Officer, CornerCap
Investment Counsel (since 2020);
Chief Compliance Officer, CornerCap
Investment Counsel(2013-2020).
Chief Compliance Officer,
Church Investment Group
(non-profit)
J. Cannon Carr, Jr.
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1967
Vice President of the Funds
since 2019
N/A Chief Executive Officer, CornerCap
Investment Counsel (since 2020);Chief
Investment Officer, CornerCap Investment
Counsel (2013-2020).
N/A

www.cornercapfunds.com
888-813-8637
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the
Funds’ risks, objectives, fees and expenses, experience of their management and other information.
232-SAR-0920

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              CornerCap Group of Funds

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President

Date       November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date       November 20, 2020